Leases (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jan. 01, 2020 HKD ($)
Leases [Line Items]
Operating lease expense	$ 3,070,526	$ 391,155	$ 2,110,406
Right-of-use assets	45,493,013			$ 42,491,805		$ 23,884,854	$ 5,795,362	$ 5,470,320	$ 541,625
Lease liabilities									$ 541,625
Operating Lease Expense [Member]
Leases [Line Items]
Operating lease expense	$ 3,430,526	$ 437,015	$ 2,470,406	$ 3,866,322	$ 497,744	$ 3,271,053